UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With a copy to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report March 31, 2023 (Unaudited)

RiverPark Large Growth Fund

Retail Class Shares and Institutional Class Shares

Wedgewood Fund

Retail Class Shares and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class Shares and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class Shares and Institutional Class Shares

RiverPark Strategic Income Fund

Retail Class Shares and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class Shares and Institutional Class Shares

Investment Adviser: RiverPark Advisors, LLC

Table of Contents

Schedules of Investments
RiverPark Large Growth Fund	1
Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	8
RiverPark Strategic Income Fund	11
RiverPark Floating Rate CMBS Fund	19
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	34
Disclosure of Fund Expenses	54

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Large Growth Fund March 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.6%**
Communication Services – 21.9%
Alphabet, Cl A *	9,082	$942
Alphabet, Cl C *	9,052	941
Meta Platforms, Cl A *	7,883	1,671
Netflix *	3,747	1,294
Pinterest, Cl A *	37,207	1,015
Snap, Cl A *	71,959	807
Walt Disney *	11,895	1,191
		7,861
Consumer Discretionary – 11.6%
Amazon.com *	14,463	1,494
Booking Holdings *	409	1,085
Lululemon Athletica *	1,097	400
Nike, Cl B	9,454	1,159
		4,138
Financials – 19.0%
Adyen ADR *	59,591	944
Blackstone, Cl A	13,222	1,161
Charles Schwab	17,597	922
KKR	15,527	816
Mastercard, Cl A	3,383	1,229
PayPal Holdings *	11,308	859
Visa, Cl A	3,922	884
		6,815
Health Care – 6.2%
Illumina *	3,181	740
Intuitive Surgical *	4,415	1,128
UnitedHealth Group	711	336
		2,204
Industrials – 3.9%
Uber Technologies *	44,181	$1,400

Information Technology – 34.0%
Adobe *	1,996	769
Apple	10,466	1,726
Autodesk *	4,269	889
Datadog, Cl A *	10,298	748
Five9 *	10,908	789
Intuit	1,967	877
Microsoft	6,558	1,890
NVIDIA	2,986	829
RingCentral, Cl A *	18,960	582
ServiceNow *	2,015	936
Shopify, Cl A *	26,097	1,251
Workday, Cl A *	4,377	904
		12,190
Total Common Stock
(Cost $23,684) (000)		34,608

Total Investments — 96.6%
(Cost $23,684) (000)		$34,608

As of March 31, 2023, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $35,818 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Wedgewood Fund March 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.6%**
Communication Services – 15.4%
Alphabet, Cl A *	18,723	$1,942
Meta Platforms, Cl A *	10,264	2,176
		4,118
Consumer Discretionary – 13.8%
Booking Holdings *	441	1,170
Pool	2,456	841
Tractor Supply	7,184	1,688
		3,699
Energy – 2.1%
Texas Pacific Land	334	568

Financials – 14.0%
First Republic Bank *	9,933	139
PayPal Holdings *	15,920	1,209
S&P Global	1,790	617
Visa, Cl A	7,931	1,788
		3,753
Health Care – 8.8%
Edwards Lifesciences *	13,350	1,105
UnitedHealth Group	2,673	1,263
		2,368
Industrials – 9.6%
Copart *	19,276	1,450
Old Dominion Freight Line	3,307	1,127
		2,577
Information Technology – 31.9%
Apple	12,305	$2,029
CDW	8,846	1,724
Microsoft	5,000	1,441
Motorola Solutions	7,114	2,036
Taiwan Semiconductor Manufacturing ADR	14,191	1,320
		8,550
Total Common Stock
(Cost $18,596) (000)		25,633

Total Investments — 95.6%
(Cost $18,596) (000)		$25,633

As of March 31, 2023, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $26,821 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)‡		Value (000)
Schedule of Investments
Corporate Obligations — 46.9%
Communication Services – 8.8%
Linkem
8.452%, Euribor 3 Month + 6.250%, 08/09/23 (a) (b)	EUR	18,796	$20,333
Sprint
7.875%, 09/15/23		21,782	21,962
TEGNA
4.750%, 03/15/26 (b)		16,239	15,424
Warnermedia Holdings
3.528%, 03/15/24 (b)		450	440
3.428%, 03/15/24 (b)		17,066	16,679
			74,838
Consumer Discretionary – 6.3%
ADT Security
4.125%, 06/15/23		1,866	1,861
Brinker International
3.875%, 05/15/23		12,315	12,303
Ford Motor Credit
3.096%, 05/04/23		6,850	6,834
Scientific Games International
8.625%, 07/01/25 (b)		10,754	11,020
Toll Brothers Finance
4.375%, 04/15/23		15,977	15,975
Yum! Brands
3.875%, 11/01/23		6,254	6,182
			54,175
Consumer Staples – 3.1%
Performance Food Group
6.875%, 05/01/25 (b)		18,980	19,045
Quatrim SASU
5.875%, 01/15/24 (b)	EUR	8,000	7,916
			26,961
Energy – 3.8%
Talen Energy Supply
7.625%, 06/01/28 (b) (c)		13,284	$13,666
7.250%, 05/15/27 (b) (c)		14,227	14,621
6.625%, 01/15/28 (b) (c)		4,016	4,083
			32,370
Financials – 2.1%
Principal Financial Group
7.908%, ICE LIBOR USD 3 Month + 3.044%, 05/15/55 (a)		13,361	13,329
Stockwik Forvaltning
10.165%, STIBOR SEK 3-Month + 7.000%, 09/03/23 (a)	SEK	10,000	970
StoneX Group
8.625%, 06/15/25 (b)		3,842	3,865
			18,164
Health Care – 4.9%
Columbia Care
13.000%, 05/14/24		9,870	9,701
9.500%, 02/03/26 (b)		8,000	7,395
Trulieve Cannabis
9.750%, 06/18/24		25,842	24,647
			41,743
Industrials – 13.0%
Delta Air Lines
3.800%, 04/19/23		5,160	5,157
Icahn Enterprises
4.750%, 09/15/24		4,906	4,790
IEA Energy Services
6.625%, 08/15/29 (b)		8,025	7,655
Seaspan
6.500%, 02/05/24 (b)		13,800	13,938
6.500%, 04/29/26 (b)		36,000	36,337
TransDigm
8.000%, 12/15/25 (b)		41,453	42,307
Uber Technologies
7.500%, 05/15/25 (b)		980	994
			111,178
Information Technology – 3.5%
Dell International
5.450%, 06/15/23		16,236	16,230
Infor
1.450%, 07/15/23 (b)		5,574	5,498
Seagate HDD Cayman
4.750%, 06/01/23		8,152	8,122
			29,850

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Materials – 1.4%
Ball
4.000%, 11/15/23	8,352	$8,264
Glencore Funding
4.125%, 05/30/23 (b)	3,839	3,825
		12,089
Total Corporate Obligations
(Cost $406,485) (000)		401,368

Commercial Paper — 30.4%
Communication Services – 1.5%
Rogers Communications
5.801%, 06/27/23 (b) (d)	12,656	12,485

Consumer Discretionary – 2.9%
Dollar General
5.629%, 04/19/23 (b) (d)	10,000	9,972
General Motors Financial
5.792%, 05/11/23 (b) (d)	5,200	5,166
5.777%, 04/19/23 (b) (d)	10,000	9,971
		25,109
Consumer Staples – 6.0%
Constellation Brands
5.612%, 04/03/23 (b) (d)	11,401	11,396
McCormick
5.221%, 04/25/23 (b) (d)	16,828	16,767
Walgreens Boots Alliance
5.428%, 05/05/23 (b) (d)	12,739	12,671
5.368%, 05/12/23 (b) (d)	10,520	10,452
		51,286
Health Care – 1.4%
Bayer
6.074%, 08/28/23 (b) (d)	12,000	11,709

Industrials – 1.5%
Parker-Hannifin
5.198%, 05/18/23 (b) (d)	13,421	13,329

Information Technology – 5.7%
Corning
5.274%, 05/04/23 (b) (d)	15,000	14,925
HP
5.266%, 04/24/23 (b) (d)	15,000	14,948
Jabil
5.431%, 04/06/23 (b) (d)	18,672	18,654
		48,527

Description	Face Amount (000)‡	Value (000)
Materials – 8.2%
EIDP
5.725%, 04/18/23 (b) (d)	14,000	$13,963
FMC
5.832%, 04/26/23 (b) (d)	10,739	10,696
5.423%, 04/12/23 (b) (d)	10,000	9,982
International Flavors & Fragrances
5.415%, 04/03/23 (b) (d)	13,000	12,994
Nutrien
5.152%, 04/14/23 (b) (d)	13,000	12,974
Sherwin-Williams
5.229%, 04/24/23 (b) (d)	10,000	9,967
		70,576
Real Estate – 2.0%
Crown Castle
5.480%, 04/13/23 (b) (d)	17,259	17,225

Utilities – 1.2%
Brookfield Infrastructure Holdings Canada
5.180%, 04/25/23 (b) (d)	10,000	9,963

Total Commercial Paper
(Cost $260,244) (000)		260,209

Bank Loan Obligations — 6.7%
Chemicals, Plastics and Rubber – 1.1%
Univar Solutions USA Inc., Term B-5 Loan, 1st Lien
0.000%, 11/13/26 (e)	9,420	9,407

Communication Services – 1.8%
Univision Communications, 1st Lien
7.590%, 03/15/24	15,328	15,306

Health Care – 1.9%
Horizon Therapeutics USA, Inc., Term B-2 Loan
6.563%, 03/15/28	16,706	16,665

Industrials – 1.3%
Maxar Technologies Inc., 1st Lien
9.157%, 06/14/29	10,782	10,776

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)‡/ Shares	Value (000)
Information Technology – 0.6%
MoneyGram Payment, 1st Lien
9.340%, 07/14/26	5,210	$5,166

Total Bank Loan Obligations
(Cost $57,480) (000)		57,320

Preferred Stock — 5.9%
Energy – 4.0%
Enbridge
6.375%(a)	1,354,699	34,396

Financials – 1.9%
Allstate
5.625%	647,476	16,148

Total Preferred Stock
(Cost $50,507) (000)		50,544

Convertible Bonds — 5.5%
Communication Services – 1.2%
Liberty Media
2.125%, 03/31/48	10,300	9,929

Energy – 1.3%
Borr Drilling
3.875%, 05/23/23	8,200	8,159
SFL
4.875%, 05/01/23	3,000	3,024
		11,183
Health Care – 1.1%
Ligand Pharmaceuticals
0.750%, 05/15/23	9,863	9,792

Information Technology – 1.9%
New Relic
0.500%, 05/01/23	16,150	16,108

Total Convertible Bonds
(Cost $47,022) (000)		47,012

Special Purpose Acquisition Companies — 2.3%
Common Stock– 2.3%
Diversified Financials – 2.3%
Alpha Partners Technology Merger, Cl A *	211,450	2,190

Description	Face Amount (000)‡/ Shares Number of Rights/ Warrants		Value (000)
Alpha Partners Technology Merger Founder Shares * (f)		45,106	$6
Ault Disruptive Technologies *		255,000	2,670
AxonPrime Infrastructure Acquisition Founder Shares * (f)		22,000	4
GP Bullhound Acquisition I, Cl A *	EUR	274,873	3,052
Learn CW Investment, Cl A *		209,050	2,147
M3-Brigade Acquisition III, Cl A *		358,543	3,704
Vision Sensing Acquisition, Cl A *		487,960	5,153
			18,926
Rights– 0.0%
Diversified Financials – 0.0%
Broad Capital Acquisition *		350,000	52

Warrants– 0.0%
Diversified Financials – 0.0%
GP Bullhound Acquisition I *
Expires 3/14/2027, Strike Price 11.50*	EUR	137,504	45
Hambro Perks Acquisition *
Expires 1/7/2026, Strike Price 11.50*	GBP	309,843	$31
			76
Total Special Purpose Acquisition Companies
(Cost $18,300) (000)			19,054

Total Investments — 97.7%
(Cost $840,038) (000)			$835,507

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2023 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/05/23	USD	6,139	GBP	5,021	$55
Brown Brothers Harriman	04/05/23	USD	6,429	NOK	68,843	147
Brown Brothers Harriman	04/05/23	EUR	29,618	USD	31,426	(696)
Brown Brothers Harriman	04/05/23	GBP	5,021	USD	5,958	(236)
Brown Brothers Harriman	04/05/23	NOK	68,843	USD	6,460	(116)
Brown Brothers Harriman	04/05/23	SEK	9,936	USD	930	(27)
						$(873)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$401,368	$—	$401,368
Commercial Paper	—	260,209	—	260,209
Bank Loan Obligations	—	57,320	—	57,320
Preferred Stock	50,544	—	—	50,544
Convertible Bonds	—	47,012	—	47,012
Special Purpose Acquisition Companies	18,968	76	10	19,054
Total Investments in Securities	$69,512	$765,985	$10	$835,507

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$202	$—	$202
Unrealized Depreciation	—	(1,075)	—	(1,075)
Total Other Financial Instruments	$—	$(873)	$—	$(873)

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Special Purpose Acquisition Companies	Totals
Beginning balance as of October 1, 2022	$7	$7
Change in unrealized appreciation/ (depreciation)	3	3
Realized gain/(loss)	—	—
Purchases (and Short Sales, if applicable)	—	—
Other capitalized items	—	—
Sales Proceeds (and Buy to Covers, if applicable)	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Ending balance as of March 31, 2023	$10	$10
Net change in Unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2023	$3	$3

For the year ended March 31, 2023, there were no transfers in or out of Level 3.

‡	In U.S. Dollar unless otherwise indicated.
Percentages are based on Net Assets of $855,599 (000).
*	Non-income producing security.
(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2023, these securities amounted to $505,249 (000) or 59.1% of Net Assets.

(c)	Security in default on interest payments.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(e)	Unsettled bank loan. Interest rate may not be available.
(f)	Level 3 security in accordance with fair value hierarchy. As of March 31, 2023, the total amount of Level 3 securities held by the Fund was $10 (000).

Cl — Class

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

NOK — Norwegian Krona

LIBOR — London Interbank Offered Rate

SEK — Swedish Krona

STIBOR — Stockholm Interbank Offered Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2023 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2023. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Range (Weighted Average)
Special Purpose Acquistion
Alpha Partners Tech Merger Founder Shares	$6	Market Approach	Implied pricing using the underlying warrants	$0.12845
Special Purpose Acquistion
AxonPrime Infrastructure Acquisition Founder Shares	$4	Market Approach	Implied pricing using the underlying warrants	$0.1652

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Amounts designated as “—’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 89.2%**
Communication Services – 22.4%
Alphabet, Cl A *	12,144	$1,260
Alphabet, Cl C *	12,087	1,257
Meta Platforms, Cl A *(a)	8,074	1,711
Netflix *	5,036	1,740
Pinterest, Cl A *	48,111	1,312
Snap, Cl A *	92,993	1,043
Walt Disney *	17,801	1,782
		10,105
Consumer Discretionary – 11.8%
Amazon.com *	18,383	1,899
Booking Holdings *	501	1,329
Lululemon Athletica *	1,417	516
Nike, Cl B	12,813	1,571
		5,315
Financials – 15.2%
Adyen ADR	77,010	1,220
Blackstone, Cl A (b)	15,434	1,356
KKR	19,896	1,045
Mastercard, Cl A (a)	2,747	998
PayPal Holdings *	14,591	1,108
Visa, Cl A	5,120	1,154
		6,881
Health Care – 6.8%
Illumina *	5,003	1,164
Intuitive Surgical *	5,696	1,455
UnitedHealth Group	919	434
		3,053
Industrials – 4.2%
Uber Technologies *	59,815	1,896

Information Technology – 28.8%
Adobe *	2,617	$1,009
Apple	12,968	2,139
Autodesk *	5,523	1,150
Datadog, Cl A *	13,135	954
Five9 *	16,024	1,158
Intuit	2,497	1,113
Microsoft	8,222	2,370
NVIDIA (a)	268	74
ServiceNow *	2,536	1,179
Shopify, Cl A *	33,954	1,628
Workday, Cl A *(a)	980	202
		12,976
Total Common Stock
(Cost $28,857) (000)		40,226

Total Investments — 89.2%
(Cost $28,857) (000)		$40,226

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2023 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2023 was as follows:

Long Exposure
Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/01/2024	$1,415	$1,376	$(39)
Mastercard, Inc., Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/07/2023	568	571	3
Meta Platforms, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	10/30/2023	275	421	146
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/26/2024	939	974	35
Ringcentral	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	02/22/2024	932	774	(158)
Workday, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2023	751	911	160
					$4,880	$5,027	$147

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	$(224)	$(249)	$(25)
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(323)	(326)	(3)
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(313)	(326)	(13)
Clorox Co	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/25/2024	(276)	(283)	(7)
Cogent Communications Hldgs	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/15/2023	(258)	(343)	(85)
Conagra Brands	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/06/2024	(256)	(262)	(6)
Delta Air Lines	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(227)	(222)	5
Discover Financial Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(370)	(386)	(16)
Draftkings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/13/2024	(253)	(301)	(48)
Five Below	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	(223)	(241)	(18)
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(244)	(366)	(122)
Harley-Davidson	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/07/2023	(204)	(190)	14
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(327)	(345)	(18)
Huntsman	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(303)	(308)	(5)
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.51%	Maturity	06/22/2023	(2,174)	(2,253)	(79)
Ishares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-0.93%	Maturity	09/12/2023	(1,814)	(1,993)	(179)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(251)	(270)	(19)
Las Vegas Sands Corp.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	(223)	(238)	(15)
Lyondellbasell Industries N.V., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(335)	(373)	(38)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(327)	(349)	(22)
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(326)	(348)	(22)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-1.05%	Maturity	07/17/2023	(1,821)	(1,852)	(31)
Tenable Holdings,	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/06/2024	(334)	(362)	(28)
Ulta Beauty	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	(224)	(241)	(17)
United Airlines Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(204)	(226)	(22)
Warner Bros Discovery	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/06/2024	(266)	(257)	9
Wynn Resorts, Limited	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	(223)	(237)	(14)
Zebra Technologies, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/13/2024	(338)	(353)	(15)
Zillow Group, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/06/2024	(271)	(263)	8
						$(12,932)	$(13,763)	$(831)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,226	$—	$—	$40,226
Total Investments in Securities	$40,226	$—	$—	$40,226

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Appreciation	$—	$380	$—	$380
Depreciation	—	(1,064)	—	(1,064)
Total Other Financial Instruments	$—	$(684)	$—	$(684)

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Percentages are based on Net Assets of $45,113 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)

This security or a partial position of this security has been committed as collateral for short sale securities booked at Goldman Sachs. The total cash collateral as of March 31, 2023 was $1,100(000) for the Equity Swaps.

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depository Receipt

S&P — Standard & Poor’s

USD — United States Dollar

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 49.4%
Communication Services – 7.2%
Clear Channel International BV
6.625%, 08/01/25 (a)		5,310	$5,171
Connect Finco SARL
6.750%, 10/01/26 (a)		3,422	3,220
Getty Images
9.750%, 03/01/27 (a)		2,568	2,568
Linkem
8.452%, Euribor 3 Month + 6.250%, 08/09/23 (a) (b)	EUR	3,400	3,678
Warnermedia Holdings
5.050%, 03/15/42 (a)		3,523	2,942
			17,579
Consumer Discretionary – 3.6%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,193	1,678
American Greetings
8.750%, 04/15/25 (a)		1,397	1,381
Anagram International
15.000%cash/0% PIK, 08/15/25 (a)		1,632	1,593
G-III Apparel Group
7.875%, 08/15/25 (a)		1,376	1,299
Hercules Achievement
13.159%, ICE LIBOR USD 3 Month + 8.000%, 12/22/24 (a) (b)		160	$153
Jacktel
10.000%, 12/04/23 (a)		841	778
Lifefit Group Midco GmbH
10.916%, Euribor 3 Month + 7.500%, 01/26/25 (b)	EUR	1,161	1,209
MHH Holding BV
11.859%, ICE LIBOR USD 3 Month + 7.000%, 02/10/25 (b)		762	777
			8,868
Energy – 9.7%
Floatel International
11.250%, 03/23/26		3,350	3,377
Greenfire Resources
12.000%, 08/15/25 (a)		1,330	1,419
International Petroleum
7.250%, 02/01/27 (a)		1,951	1,829
Mime Petroleum
13.500%, 03/21/83		110	55
13.500%, 03/21/83		4	—
13.000%, 09/17/25 (a)		1,932	1,948
10.250%, 11/10/26		440	242
NGL Energy Operating
7.500%, 02/01/26 (a)		4,258	4,113
SFL
8.875%, 02/01/27		700	674
Talen Energy Supply
7.625%, 06/01/28 (a) (d)		3,576	3,679
7.250%, 05/15/27 (a) (d)		1,358	1,396
6.625%, 01/15/28 (a) (d)		4,063	4,131
Transocean
8.750%, 02/15/30 (a)		410	418
			23,281
Financials – 4.2%
Aker Horizons
6.480%, NIBOR 3 Month + 3.250%, 08/15/25 (b)	NOK	8,500	775

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

Description		Face Amount (000)‡	Value (000)
LR Global Holding GmbH
9.948%, Euribor 3 Month + 7.250%, 02/03/25 (b)	EUR	2,129	$2,055
Stockwik Forvaltning
11.264%, STIBOR SEK 3-Month + 8.000%, 03/20/26 (b)	SEK	15,000	1,429
StoneX Group
8.625%, 06/15/25 (a) (e)		3,653	3,675
06/15/25 (a)		2,032	2,044
			9,978
Health Care – 2.4%
Columbia Care
9.500%, 02/03/26		5,068	4,685
Prosomnus Holdings
14.250%, 04/06/26 (f)		1,513	1,300
			5,985
Industrials – 11.6%
Altera Shuttle Tankers
9.500%, 12/15/25		800	720
Conduent Business Services
6.000%, 11/01/29 (a)		1,229	971
FXI Holdings
12.250%, 11/15/26 (a)		2,011	1,790
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		5,783	5,194
Icahn Enterprises
4.750%, 09/15/24		3,870	3,779
IEA Energy Services
6.625%, 08/15/29 (a)		6,723	6,413
Innovate
8.500%, 02/01/26 (a) (e)		5,773	4,479
8.500%, 02/01/26 (a)		1,229	953
Skill Bidco ApS
9.494%, Euribor 3 Month + 6.750%, 03/02/28 (b)	EUR	2,181	2,286
XPO CNW
6.700%, 05/01/34		1,835	1,663
			28,248
Information Technology – 2.7%
Azerion Holding BV
7.250%, 04/28/24	EUR	500	540
Duett Software Group
8.700%, NIBOR 3 Month + 5.000%, 04/12/26 (b)	NOK	4,589	416
DXC Technology
2.375%, 09/15/28		672	$569
Go North Group
13.919%, 02/09/26		4,227	4,237
LINK Mobility Group Holding
3.375%, 12/15/25	EUR	800	742
			6,504
Materials – 7.1%
Copper Mountain Mining
8.000%, 04/09/26 (a)		4,028	3,847
Impala BondCo
11.856%, STIBOR SEK 3-Month + 9.000%, 10/20/24 (b)	SEK	7,500	657
Infrabuild Australia Pty
12.000%, 10/01/24 (a)		9,194	8,802
Tacora Resources
8.250%, 05/15/26 (a)		5,200	3,939
			17,245
Real Estate – 0.9%
Five Point Operating
7.875%, 11/15/25 (a)		2,451	2,208

Total Corporate Obligations
(Cost $127,821) (000)			119,896

Bank Loan Obligations — 16.7%
Communication Services – 1.0%
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
9.218%, LIBOR + 4.500%, 02/19/26 (b)		2,364	2,360

Consumer Discretionary – 12.1%
American Greetings, Term Loan B
8.549%, 04/06/24		1,256	1,254
American Greetings, Term Loan, 1st Lien
0.000%, 04/06/28		1,465	1,432
Casino Guichard, Term Loan, 1st Lien
0.000%, 08/31/25		5,361	4,332
Cengage Learning, Inc., Term B Loan, 1st Lien
9.880%, LIBOR + 4.750%, 07/14/26 (b)		4,479	4,140

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Chefs’ Warehouse, Inc., The, 2022 Term Loan, 1st Lien
9.468%, CME Term SOFR + 4.750%, 08/17/29 (b)	540	$536
Chobani, Term Loan, 1st Lien
8.070%, 10/25/27	4,662	4,615
Crocs, Inc., Term Loan, 1st Lien
9.172%, CME Term SOFR + 3.500%, 02/20/29 (b)	2,996	2,983
First Brands Group, LLC, 2021 Term Loan, 1st Lien
9.119%, CME Term SOFR + 5.000%, 03/30/27	182	175
First Brands Group, LLC, Initial Term Loan, 2nd Lien
13.602%, LIBOR + 8.500%, 03/30/28	3,393	2,992
First Brands Group, Term Loan, 1st Lien
10.246%, 03/30/27	1,485	1,422
Fogo de Chao Inc., 2018 Refinancing Term Loan, 1st Lien
8.885%, LIBOR + 4.250%, 07/04/25	872	847
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
11.814%, 10/26/28 (b)	5,993	4,495
		29,223
Energy – 1.2%
QuarterNorth Energy Holding Inc., Initial New Loan, 2nd Lien
12.635%, LIBOR + 8.000%, 08/27/26	2,980	2,962

Health Care – 2.0%
GemmaCert, Term Loan
9.000%, 05/19/24 (f)	459	321
Inotiv Inc., Delayed Draw, Term Loan, 1st Lien
11.460%, 11/05/26 (g)	1,258	1,208
Inotiv Inc., Term Loan, 1st Lien
11.460%, 11/05/26 (b)	2,988	2,868
Inotiv Inc., Tranche 1, Term Loan, 1st Lien
11.178%, 11/05/26 (b)	486	$467
		4,864
Information Technology – 0.1%
Rackspace Technology Global, Term Loan, 1st Lien
7.595%, 02/15/28 (b)	612	327

Materials – 0.3%
Elevate Textiles, Inc., Initial Term Loan, 1st Lien
9.754%, 05/01/24 (b)	1,102	637

Total Bank Loan Obligations
(Cost $42,881) (000)		40,373

Commercial Paper — 16.2%
Consumer Staples – 2.8%
Walgreens Boots Alliance
5.428%, 05/05/23 (a) (c)	3,785	3,765
5.368%, 05/12/23 (a) (c)	3,010	2,990
		6,755
Financials – 2.9%
General Motors Financial
5.693%, 05/15/23 (a) (c)	2,504	2,486
Glencore Funding
5.058%, 04/05/23 (a) (c)	4,584	4,581
		7,067
Information Technology – 3.7%
Fidelity National Information Services
5.078%, 04/04/23 (a) (c)	2,823	2,821
5.026%, 04/03/23 (a) (c)	1,118	1,118
HP
5.053%, 04/24/23 (a) (c)	5,156	5,138
		9,077
Materials – 3.7%
FMC
5.879%, 04/27/23 (a) (c)	4,849	4,829

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)‡/ Shares	Value (000)
International Flavors & Fragrances
5.487%, 04/14/23 (a) (c)	4,051	$4,043
		8,872
Real Estate – 2.1%
Crown Castle
5.480%, 04/13/23 (a) (c)	5,129	5,119

Utilities – 1.0%
Brookfield Infrastructure Holdings Canada
5.093%, 04/11/23 (a) (c)	2,319	2,315

Total Commercial Paper
(Cost $39,212) (000)		39,205

Convertible Bonds — 3.9%
Communication Services – 3.0%
BuzzFeed
8.500%, 12/03/26 (a)	5,400	3,523
Leafly Holdings
8.000%, 01/31/25 (f)	4,163	3,768
		7,291
Financials – 0.4%
LendingTree
0.500%, 07/15/25	1,229	922

Health Care – 0.5%
UpHealth
6.250%, 06/15/26 (a)	4,592	1,352

Total Convertible Bonds
(Cost $15,051) (000)		9,565

Common Stock — 2.5%
Communication Services – 0.1%
KORE Group Holdings *	32,156	39
Verizon Communications	4,200	164
		203
Energy – 0.2%
QuarterNorth Energy *	4,187	578

Health Care – 0.4%
Biote, Cl A *	135,273	837
Prosomnus Holdings (f)	33,418	131
		968

Description		Face Amount (000)‡/ Shares	Value (000)
Industrials – 0.0%
Monitronics International *(f)		208,000	$10

Materials – 0.9%
RA Parent * (f)		33	2,131

Real Estate – 0.9%
CTO Realty Growth		129,040	2,227

Total Common Stock
(Cost $5,416) (000)			6,117

Preferred Stock — 1.9%
Consumer Discretionary – 1.0%
Fossil Group
7.000%		130,336	2,354
Garrett Motion*
11.000%*		11,292	100
			2,454
Energy – 0.5%
NGL Energy Partners LP*
12.424%* (b) (h)		56,608	1,237

Financials – 0.4%
Argo Blockchain
8.750%		8,481	57
Saratoga Investment
6.000%		40,765	948
			1,005
Total Preferred Stock
(Cost $5,535) (000)			4,696

Special Purpose Acquisition Companies — 1.3%
Common Stock– 1.3%
Diversified Financials – 1.3%
Alpha Partners Technology Merger Founder Shares, Cl A * (f)		8,594	1
AxonPrime Infrastructure Acquisition Founder Shares, Cl A * (f)		4,000	1
Berenson Acquisition Founder Shares * (f)		12,570	—
Biote Founder Shares, Cl A *		43,261	268
Financials Acquisition, Cl A *	GBP	64,486	823

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

Description		Shares / Number Of Warrants	Value (000)
Legato Merger (f)		17,216	$108
Parabellum Acquisition Founder Shares * (f)		19,671	—
Revelstone Capital Acquisition Founder Shares * (f)		5,925	1
Screaming Eagle Acquisition, Cl A *		182,532	1,853
			3,055
Warrant– 0.0%
Diversified Financials – 0.0%
Financials Acquisition *
Expires 4/4/2027, Strike Price 11.50*	GBP	33,086	1

Total Special Purpose Acquisition Companies
(Cost $2,657) (000)			3,056

Warrants — 0.0%
Communication Services – 0.0%
Leafly Holdings *
Expires 11/7/2026, Strike Price 11.50		21,228	1

Energy – 0.0%
Mcdermott International * (f)
Expires 6/30/2027, Strike Price 12.33		258,269	—
Mcdermott International * (f)
Expires 6/30/2027, Strike Price 15.98		286,965	—
Mime Petroleum* #		1,932,000	—
			—
Health Care – 0.0%
GemmaCert (f)
Expires 5/18/2026, Strike Price 7.608		21,135	—
Prosomnus Holdings (f)
Expires 4/20/2028, Strike Price 11.50		151,260	18
			18
Total Warrants
(Cost $153) (000)			19

Rights — 0.0%
Mime Petroleum*		1,932,000	—
Total Rights (Cost $ — ) (000)			—

Description	Face Amount (000)‡	Value (000)
Total Investments — 91.9%
(Cost $238,726) (000)		$222,927

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (0.9)%
Consumer Staples – (0.9)%
Conagra Brands
7.125%, 10/01/26	(1,000)	$(1,062)

PepsiCo
2.875%, 10/15/49	(1,638)	(1,243)
		(2,305)
Total Corporate Obligations
(Proceeds $2,494) (000)		(2,305)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $2,494) (000)		$(2,305)
Written Options — (0.1)%
Total Written Options
(Premiums Received $89) (000)		$(125)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	04/05/23	SEK	21,751	USD	2,037	$(59)
Brown Brothers Harriman	04/05/23	GBP	667	USD	792	(31)
Brown Brothers Harriman	04/05/23	NOK	12,596	USD	1,182	(21)
Brown Brothers Harriman	04/05/23	EUR	9,812	USD	10,393	(249)
						$(360)

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

A list of the open option contracts held by the Fund at March 31, 2023 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — (0.1)%
Put Options
CTO Realty Growth*	(209)	$(361)	$17.50	04/21/23	$(28)
Warner Bros. Discovery*	(102)	(154)	12.50	09/15/23	(10)
		(515)			(38)
Call Options
BuzzFeed*	(56)	(6)	6.00	06/16/23	(1)
iShares iBoxx $ High Yield Corporate Bond ETF*	(209)	(1,580)	74.00	04/21/23	(33)
iShares iBoxx $ High Yield Corporate Bond ETF*	(417)	(3,150)	75.00	05/19/23	(53)
		(4,736)			(87)
Total Written Options
(Premiums Received $89) (000)		$(5,251)			$(125)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$118,596	$1,300	$119,896
Bank Loan Obligations	—	40,052	321	40,373
Commercial Paper	—	39,205	—	39,205
Convertible Bonds	—	5,797	3,768	9,565
Common Stock	3,267	578	2,272	6,117
Preferred Stock	4,696	—	—	4,696
Special Purpose Acquisition Companies	2,945	—	111	3,056
Warrants	—	1	18	19
Rights	—	—	—	—
Total Investments in Securities	$10,908	$204,229	$7,790	$222,927

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(2,305)	$—	$(2,305)
Total Securities Sold Short, Not Yet Purchased	$—	$(2,305)	$—	$(2,305)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(125)	$—	$—	$(125)
Forwards Contracts*
Unrealized Appreciation	—	(360)	—	(360)
Total Other Financial Instruments	$(125)	$(360)	$—	$(485)

*	Forward contracts are valued at the unrealized appreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Corporate Obligation	Bank Loan Obligations	Convertible Bond	Common Stock	Special Purpose Acquisition	Warrants	Total
Beginning balance as of October 1, 2022	$—	$1,440	$7,976	$2,131	$5	$—	$11,552
Change in unrealized appreciation/(depreciation)	(12)	(41)	(684)	(39)	(9)	(5)	(790)
Realized Gain (Loss)	—	—	—	—	—	—	—
Amortization of (Premium) / Discount	12	—	—	—	—	—	12
Purchases	1,300	—	—	—	—	—	1,300
Other capitalized items	—	20	—	—	—	—	20
Sales	—	(1,098)	—	—	—	—	(1,098)
Transfer into Level 3	—	—	—	180	115	23	318
Transfer out of Level 3	—	—	(3,524)	—	—	—	(3,524)
Ending balance as of March 31, 2023	$1,300	$321	$3,768	$2,272	$111	$18	$7,790
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	(12)	(41)	(104)	89	106	12	50

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2023. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Value/Rate (Weighted Average)
Corporate Obligations
Prosomnus Holdings, 14.250%, 04/06/26	$ 1,300	Transactions Method	Recent purchase price; recent reported results in-line with expectations	$85.944
Bank Loan Obligations
GemmaCert, Term Loan, 9.000%, 05/19/24	$ 321	Discounted Cash Flows Method	9% rate 3-Yr Loan Secured by Substantially All Assets; Difficulty raising additional capital in current climate	20% discount on face amount less cumulative PIK received
Convertible Bond
Leafly Holdings 8.000%, 1/31/2025	$ 3,768	Market Approach	Recent operating performance; and only holder of Note at March 31, 2023	9.5% Discount reflecting 14% YTM
Common Stock
Monotronics International	$ 10	Market Approach	Last Trade Price	$0.05

Common Stock
Prosomnus Holdings	$ 131	Market Approach	25% Discount to last price of listed shares (symbol: OSA)	$3.9075
Common Stock
RA Parent	$ 2,131	Third Party Pricing	Recent Sale Price Broker Quote	$65,000-$67,000
Special Purpose Acquisition Companies
Alpha Partners Technology Merger Founder Shares	$ 1	Third Party Pricing	Implied pricing using 100% of the underlying warrants	$0.12845
Special Purpose Acquisition Companies
AxonPrime Infrastructure Acquisition Founder Shares	$ 1	Third Party Pricing	Implied pricing using 100% of the underlying warrants	$0.1652

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2023 (Unaudited)

Assets	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Value/Rate (Weighted Average)
Special Purpose Acquisition Companies
Berenson Acquisition Founder Shares	$ —^	Third Party Pricing	Implied pricing using 100% of the underlying warrants	$0.003
Special Purpose Acquisition Companies
Parabellum Acquisition Founder Shares	$ —^	Third Party Pricing	Implied pricing using 100% of the underlying warrants	$0.01
Special Purpose Acquisition Companies
Revelstone Capital Acquisition Founders Shares	$ 1	Third Party Pricing	Implied pricing using 100% of the underlying warrants	$0.1388
Special Purpose Acquisition Companies
Legato Merger	$ 108	Market Approach	Shares restricted apply 25% discount to unrestricted shares (symbol: SLND)	$6.30
Warrants
GemmaCert, Expires 5/19/2024, Strike Price 7.608	$ —	Transactions Method	No current market for the Preferred A2 shares, thus warrants deemed to be $0	N/A
Warrants
Mcdermott Intl Warrants, Expires 6/30/27, Strike price of $12.33	$ —	Market Approach	Underlying stock closing price <$1.00	N/A
Warrants
Mcdermott Intl Warrants, Expires 6/30/27, Strike price of $15.98	$ —	Market Approach	Underlying stock closing price <$1.00	N/A

Warrants
Prosomnus Holdings, Expires 4/20/2026, Strike Price 11.50	$ 18	Market Approach	75% of the closing market price of listed warrants (symbol: OSAAW)	$0.1185

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $242,575 (000).
*	Non-income producing security.
‡	In U.S. Dollar unless otherwise indicated.
^	Represents amount rounding less than $1,000.
#	Expiration date or strike price not available.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2023, these securities amounted to $126,594 (000) or 52.2% of Net Assets.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(d)	Security in default on interest payments.
(e)

This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the security collateral as of March 31, 2023 was $8,154 (000).

(f)	Level 3 security in accordance with fair value hierarchy. As of March 31, 2023, the total amount of Level 3 securities held by the Fund was $7,790 (000) or 3.2% of Net Assets.
(g)	Unsettled bank loan. Interest rate may not be available.
(h)	Security considered Master Limited Partnership. At March 31, 2023, these securities amounted to $1,237 (000) or 0.5% of Net Assets.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR— Euro London Interbank Offered Rate

GBP—British Pound Sterling

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

NIBOR — Norwegian Interbank Offered Rate

NOK — Norway

PIK — Payment-in-Kind

SEK —Swedish Krona

Ser — Series

STIBOR—Stockholm Interbank Offered Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 98.3%
Non-Agency Mortgage-Backed Obligation – 98.3%
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
8.842%, TSFR1M + 4.014%, 01/15/34 (a) (b)	$226	$206
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
8.192%, TSFR1M + 3.364%, 10/15/37 (a) (b)	1,190	1,107
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
7.942%, TSFR1M + 3.114%, 01/15/34 (a) (b)	904	829
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
7.242%, TSFR1M + 2.414%, 10/15/36 (a) (b)	876	842
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
7.192%, TSFR1M + 2.364%, 01/15/34 (a) (b)	904	845
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
7.084%, ICE LIBOR USD 1 Month + 2.400%, 09/15/36 (a) (b)	500	460
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
7.035%, ICE LIBOR USD 1 Month + 2.350%, 06/15/38 (a) (b)	1,968	1,817
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.928%, ICE LIBOR USD 1 Month + 2.244%, 10/15/38 (a) (b)	2,780	2,579
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
6.684%, ICE LIBOR USD 1 Month + 2.000%, 09/15/36 (a) (b)	1,896	1,768
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
6.636%, ICE LIBOR USD 1 Month + 1.952%, 05/15/38 (a) (b)	1,500	1,395
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
6.485%, ICE LIBOR USD 1 Month + 1.800%, 06/15/38 (a) (b)	$984	$918
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
6.355%, ICE LIBOR USD 1 Month + 1.671%, 12/15/38 (a) (b)	1,500	1,410
BX Trust, Ser 2022-IND, Cl E
8.814%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,867	1,771
BX Trust, Ser 2019-MMP, Cl F
7.476%, ICE LIBOR USD 1 Month + 2.792%, 08/15/36 (a) (b)	2,985	2,848
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
7.934%, ICE LIBOR USD 1 Month + 3.250%, 12/15/37 (a) (b)	2,660	2,542
Cold Storage Trust, Ser 2020-ICE5, Cl F
8.177%, ICE LIBOR USD 1 Month + 3.492%, 11/15/37 (a) (b)	2,949	2,844
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
7.334%, ICE LIBOR USD 1 Month + 2.650%, 05/15/36 (a) (b)	1,776	1,726
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl E
10.767%, TSFR1M + 5.940%, 10/15/39 (a) (b)	1,000	971
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
8.320%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,959
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
7.134%, ICE LIBOR USD 1 Month + 2.450%, 04/15/38 (a) (b)	1,300	1,222
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
6.992%, TSFR1M + 2.164%, 12/15/37 (a) (b)	975	897
MHP, Ser 2022-MHIL, Cl E
7.438%, TSFR1M + 2.611%, 01/15/27 (a) (b)	972	899

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2023 (Unaudited)

Description	Face Amount (000)	Value (000)
MHP, Ser 2021-STOR, Cl F
6.884%, ICE LIBOR USD 1 Month + 2.200%, 07/15/38 (a) (b)	$1,500	$1,365
OPG, Ser 2021-PORT F
6.632%, ICE LIBOR USD 1 Month + 1.948%, 10/15/36 (a) (b)	685	625
Total Commercial Mortgage-Backed Securities
(Cost $35,442) (000)		33,845

Total Investments — 98.3%
(Cost $35,442) (000)		$33,845

As of March 31, 2023, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $34,413 (000).

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2023, these securities amounted to $33,845 (000) or 98.3% of Net Assets.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

TSFR1M — Term Secured Overnight Finance Rate 1-Month

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2023 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$34,608	$25,633	$835,507
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	—	37
Cash and Cash Equivalents	1,212	1,175	32,280
Foreign Currency (Note 2)	—	—	431
Receivable for Investment Securities Sold	51	—	35,760
Receivable for Dividend and Interest Income	7	14	8,459
Receivable for Capital Shares Sold	2	6	333
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	202
Prepaid Expenses	21	22	92
Total Assets	35,901	26,850	913,101
Liabilities:
Payable for Capital Shares Redeemed	50	—	1,773
Income Distribution Payable	—	—	266
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	1,075
Payable for Investment Securities Purchased	—	—	53,538
Payable Due to Adviser (Note 4)	18	12	479
Payable Due to Administrative Services, Institutional Class Shares (Note 4)	3	7	147
Payable Due to Administrative Services, Retail Class Shares (Note 4)	3	2	4
Payable Due to Administrator (Note 4)	2	1	43
Payable Due to Shareholder Servicing Agent (Note 4)	2	3	12
Primer Broker Fee	—	—	5
Chief Compliance Officer Fees Payable (Note 4)	—	—	3
Other Accrued Expenses	5	4	157
Total Liabilities	83	29	57,502
Net Assets	$35,818	$26,821	$855,599
Net Assets Consist of:
Paid-in Capital	$28,510	$19,107	$889,041
Total Distributable Earnings/(Loss)	7,308	7,714	(33,442)
Net Assets	$35,818	$26,821	$855,599
Investments in Securities, at Cost	$23,684	$18,596	$840,038
Foreign Currency, at Cost	—	—	431
Net Assets - Institutional Class Shares(1)	$24,289,839	$19,043,858	$832,759,699
Net Assets - Retail Class Shares(1)	$11,528,099	$7,776,686	$22,839,426
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,285,376	4,716,651	86,498,475
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	633,674	2,145,138	2,383,109
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$18.90	$4.04	$9.63
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$18.19	$3.63	$9.58

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2023 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Assets:
Investments in Securities, at Value (Note 2)	$40,226	$222,927	$33,845
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	6,171	—
Cash and Cash Equivalents	3,908	14,919	517
Foreign Currency (Note 2)	—	78	—
Cash Collateral on Swap Contracts	1,100	—	—
Receivable for Investment Securities Sold	723	7,367	—
Swaps Contracts, at Value (Note 2)	380	—	—
Receivable for Dividend and Interest Income	21	3,322	129
Receivable for Capital Shares Sold	2	873	4
Prepaid Expenses	36	33	31
Total Assets	46,396	255,690	34,526
Liabilities:
Swaps Contracts, at value (Note 2)	1,064	—	—
Payable for Capital Shares Redeemed	101	1,928	21
Securities Sold Short, Not Yet Purchased (Note 2)	—	2,305	—
Income Distribution Payable	—	20	61
Written Options, at Value (Note 2)	—	125	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	360	—
Payable for Investment Securities Purchased	—	8,133	—
Payable for Printing Fees	35	—	—
Payable Due to Adviser (Note 4)	53	138	15
Payable Due to Administrative Services, Institutional Class Shares (Note 4)	5	42	5
Payable Due to Shareholder Servicing Agent (Note 4)	4	9	—
Payable Due to Administrator (Note 4)	2	12	2
Payable Due to Administrative Services, Retail Class Shares (Note 4)	—	1	1
Chief Compliance Officer Fees Payable (Note 4)	—	1	—
Other Accrued Expenses	19	41	8
Total Liabilities	1,283	13,115	113
Net Assets	$45,113	$242,575	$34,413
Net Assets Consist of:
Paid-in Capital	$115,446	$330,793	$62,925
Total Distributable Loss	(70,333)	(88,218)	(28,512)
Net Assets	$45,113	$242,575	$34,413
Investments in Securities, at Cost	$28,857	$238,726	$35,442
Foreign Currency, at Cost	—	78	—
Securities Sold Short, Not Yet Purchased, Proceeds	—	2,494	—
Written Options, Premiums Received	—	89	—
Net Assets - Institutional Class Shares(1)	$35,788,160	$223,868,343	$33,449,172
Net Assets - Retail Class Shares(1)	$9,324,635	$18,706,668	$964,264
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	3,644,276	26,375,282	3,940,139
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	965,874	2,200,861	114,093
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$9.82	$8.49	$8.49
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$9.65	$8.50	$8.45

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2023 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$48	$105	$456
Dividends from Master Limited Partnerships	29	—	—
Interest	17	6	22,647
Foreign Taxes Withheld	—	(3)	—
Total Investment Income	94	108	23,103
Expenses:
Investment Advisory Fees (Note 4)	115	87	2,960
Shareholder Service Fees(1) (Note 4)	17	9	33
Administrator Fees (Note 4)	10	8	263
Administrative Services Fee, Retail Class Shares (Note 4)	10	5	17
Administrative Services Fee, Institutional Class Shares (Note 4)	10	14	441
Trustees’ Fees (Note 4)	2	1	42
Chief Compliance Officer Fees (Note 4)	1	1	18
Registration Fees	17	17	30
Transfer Agent Fees	6	4	142
Professional Fees	3	2	77
Printing Fees	2	1	36
Custodian Fees	1	1	22
Prime Broker Fee	—	—	30
Insurance and Other Fees	4	4	105
Total Expenses	198	154	4,216
Fees Waived by Adviser (Note 4)	(4)	(11)	—
Net Expenses	194	143	4,216
Net Investment Income (Loss)	(100)	(35)	18,887
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	487	968	2,468
Forward Foreign Currency Contracts	—	—	(149)
Foreign Currency Transactions	—	—	(226)
Net Realized Gain (Loss)	487	968	2,093
Net Change in Unrealized Appreciation (Depreciation on:
Investments	5,896	2,924	7,869
Forward Foreign Currency Contracts	—	—	(1,933)
Foreign Currency Transactions	—	—	35
Net Change in Unrealized Appreciation (Depreciation)	5,896	2,924	5,971
Net Realized and Unrealized Gain	6,383	3,892	8,064
Net Increase in Net Assets Resulting from Operations	$6,283	$3,857	$26,951

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2023 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Floating Rate CMBS Fund
Investment Income:
Dividends	$73	$266	$—
Interest	70	9,175	1,341
Dividends from Master Limited Partnerships	66	—	—
Total Investment Income	209	9,441	1,341
Expenses:
Investment Advisory Fees (Note 4)	460	731	119
Administrator Fees (Note 4)	18	65	11
Shareholder Service Fees(1) (Note 4)	12	24	1
Administrative Services Fee, Retail Class Shares (Note 4)	6	11	1
Administrative Services Fee, Institutional Class Shares (Note 4)	31	118	11
Trustees’ Fees (Note 4)	3	10	2
Chief Compliance Officer Fees (Note 4)	1	4	1
Registration Fees	22	25	15
Transfer Agent Fees	10	35	6
Professional Fees	6	17	3
Custodian Fees	3	8	—
Printing Fees	2	9	1
Dividend and Interest Expense	—	21	—
Insurance and Other Fees	15	28	8
Total Expenses	589	1,106	179
Fees Waived by Adviser (Note 4)	(15)	—	(21)
Net Expenses	574	1,106	158
Net Investment Income (Loss)	(365)	8,335	1,183
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	(693)	(3,642)	(93)
Purchased Options	—	(3)	—
Written Options	—	390	—
Swap Contracts	(11,601)	—	—
Forward Foreign Currency Contracts	—	(134)	—
Foreign Currency Transactions	—	(397)	—
Net Realized Gain (Loss)	(12,294)	(3,786)	(93)
Net Change in Unrealized Appreciation (Depreciation on:
Investments	12,906	1,669	378
Purchased Options	—	(5)	—
Written Options	—	48	—
Securities Sold Short, Not Yet Purchased	—	(59)	—
Swap Contracts	9,019	—	—
Forward Foreign Currency Contracts	—	(755)	—
Foreign Currency Transactions	—	(41)	—
Net Change in Unrealized Appreciation (Depreciation)	21,925	857	378
Net Realized and Unrealized Gain (Loss)	9,631	(2,929)	285
Net Increase in Net Assets Resulting from Operations	$9,266	$5,406	$1,468

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		Wedgewood Fund
	Six Month Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Month Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Loss	$(100)	$(465)	$(35)	$(124)
Net Realized Gain (Loss)	487	(2,711)	968	4,368
Net Change in Unrealized Appreciation (Depreciation)	5,896	(35,336)	2,924	(12,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,283	(38,512)	3,857	(8,080)

Distributions:
Institutional Class Shares	(1)	(4,467)	(2,523)	(3,622)
Retail Class Shares	—	(5,783)	(1,099)	(1,315)
Total Distributions to Shareholders	(1)	(10,250)	(3,622)	(4,937)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	2,598	5,663	502	1,611
Shares Issued as Reinvestment of Distributions	1	4,460	2,457	3,537
Shares Redeemed	(2,745)	(5,122)	(3,880)	(6,759)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(146)	5,001	(921)	(1,611)
Retail Class Shares:
Shares Issued	59	2,455	43	368
Shares Issued as Reinvestment of Distributions	—	5,626	1,083	1,289
Shares Redeemed	(5,382)	(18,063)	(354)	(1,567)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(5,323)	(9,982)	772	90
Net (Decrease) in Net Assets from Capital Share Transactions	(5,469)	(4,981)	(149)	(1,521)
Net Increase (Decrease) in Net Assets	813	(53,743)	86	(14,538)
Net Assets:
Beginning of period	35,005	88,748	26,735	41,273
End of period	$35,818	$35,005	$26,821	$26,735
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	136	280	130	285
Shares Issued as Reinvestment of Distributions	—	147	660	626
Shares Redeemed	(160)	(233)	(934)	(1,319)
Net Increase (Decrease) in Institutional Class Shares	(24)	194	(144)	(408)
Retail Class Shares:
Shares Issued	4	101	12	80
Shares Issued as Reinvestment of Distributions	—	190	324	249
Shares Redeemed	(305)	(790)	(99)	(333)
Net Increase (Decrease) in Retail Class Shares	(301)	(499)	237	(4)
Net Increase (Decrease) in Share Transactions	(325)	(305)	93	(412)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Month Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Income (Loss)	$18,887	$20,361	$(365)	$(4,222)
Net Realized Gain (Loss)	2,093	10,069	(12,294)	(48,437)
Net Change in Unrealized Appreciation (Depreciation)	5,971	(12,137)	21,925	(191,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,951	18,293	9,266	(244,054)

Distributions:
Institutional Class Shares	(26,249)	(21,486)	—	—
Retail Class Shares	(750)	(860)	—	—
Total Distributions to Shareholders	(26,999)	(22,346)	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	121,970	342,967	1,972	102,950
Shares Issued as Reinvestment of Distributions	23,949	19,137	—	—
Shares Redeemed	(209,823)	(580,056)	(55,658)	(257,007)
Net Decrease in Net Assets from Institutional Class Shares Transactions	(63,904)	(217,952)	(53,686)	(154,057)
Retail Class Shares:
Shares Issued	2,914	5,215	211	6,556
Shares Issued as Reinvestment of Distributions	730	838	—	—
Shares Redeemed	(8,983)	(43,672)	(2,606)	(40,742)
Net Decrease in Net Assets from Retail Class Shares Transactions	(5,339)	(37,619)	(2,395)	(34,186)
Net (Decrease) in Net Assets from Capital Share Transactions	(69,243)	(255,571)	(56,081)	(188,243)
Net (Decrease) in Net Assets	(69,291)	(259,624)	(46,815)	(432,297)
Net Assets:
Beginning of period	924,890	1,184,514	91,928	524,225
End of period	$855,599	$924,890	$45,113	$91,928
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	12,626	35,526	224	7,084
Shares Issued as Reinvestment of Distributions	2,489	1,983	—	—
Shares Redeemed	(21,732)	(60,060)	(6,233)	(20,708)
Net Decrease in Institutional Class Shares	(6,617)	(22,551)	(6,009)	(13,624)
Retail Class Shares:
Shares Issued	302	542	24	430
Shares Issued as Reinvestment of Distributions	76	87	—	—
Shares Redeemed	(935)	(4,543)	(297)	(2,909)
Net Decrease in Retail Class Shares	(557)	(3,914)	(273)	(2,479)
Net (Decrease) in Share Transactions	(7,174)	(26,465)	(6,282)	(16,103)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Strategic Income Fund		RiverPark Floating Rate CMBS Fund
	Six Month Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Month Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net Investment Income	$8,335	$10,069	$1,183	$1,059
Net Realized Gain (Loss)	(3,786)	(1,145)	(93)	8
Net Change in Unrealized Appreciation (Depreciation)	857	(11,181)	378	(2,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,406	(2,257)	1,468	(1,164)

Distributions:
Institutional Class Shares	(10,433)	(10,697)	(1,143)	(960)
Retail Class Shares	(906)	(844)	(34)	(31)
Total Distributions to Shareholders	(11,339)	(11,541)	(1,177)	(991)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	112,107	79,975	8,078	1,986
Shares Issued as Reinvestment of Distributions	10,306	10,234	854	726
Shares Redeemed	(61,977)	(104,775)	(10,705)	(10,214)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	60,436	(14,566)	(1,773)	(7,502)
Retail Class Shares:
Shares Issued	6,571	24,203	1,330	695
Shares Issued as Reinvestment of Distributions	878	817	34	31
Shares Redeemed	(7,843)	(17,257)	(1,674)	(957)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(394)	7,763	(310)	(231)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	60,042	(6,803)	(2,083)	(7,733)
Net Increase (Decrease) in Net Assets	54,109	(20,601)	(1,792)	(9,888)
Net Assets:
Beginning of period	188,466	209,067	36,205	46,093
End of period	$242,575	$188,466	$34,413	$36,205
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	12,992	8,663	934	231
Shares Issued as Reinvestment of Distributions	1,208	1,113	100	84
Shares Redeemed	(7,219)	(11,386)	(1,232)	(1,164)
Net Increase (Decrease) in Institutional Class Shares	6,981	(1,610)	(198)	(849)
Retail Class Shares:
Shares Issued	762	2,631	155	80
Shares Issued as Reinvestment of Distributions	103	89	4	3
Shares Redeemed	(910)	(1,874)	(195)	(109)
Net Increase (Decrease) in Retail Class Shares	(45)	846	(36)	(26)
Net Increase (Decrease) in Share Transactions	6,936	(764)	(234)	(875)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2023 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2023†	$15.83	$(0.04)	$3.11	$3.07	$—	$—	$—
2022	35.40	(0.16)	(15.33)	(15.49)	—	(4.08)	(4.08)
2021	28.43	(0.16)	9.24	9.08	—	(2.11)	(2.11)
2020	22.61	(0.07)	8.44	8.37	—	(2.55)	(2.55)
2019	25.45	— (2)	(0.05)	(0.05)	—	(2.79)	(2.79)
2018	22.61	0.04	4.79	4.83	(0.01)	(1.98)	(1.99)
Retail Class Shares
2023†	$15.26	$(0.06)	$2.99	$2.93	$—	$—	$—
2022	34.36	(0.23)	(14.79)	(15.02)	—	(4.08)	(4.08)
2021	27.73	(0.25)	8.99	8.74	—	(2.11)	(2.11)
2020	22.17	(0.14)	8.25	8.11	—	(2.55)	(2.55)
2019	25.08	(0.06)	(0.06)	(0.12)	—	(2.79)	(2.79)
2018	22.36	(0.02)	4.72	4.70	—	(1.98)	(1.98)
Wedgewood Fund
Institutional Class Shares
2023†	$4.05	$—	$0.58	$0.58	$—	$(0.59)	$(0.59)
2022	5.86	(0.01)	(1.10)	(1.11)	—	(0.70)	(0.70)
2021	8.33	(0.02)	1.84	1.82	—	(4.29)	(4.29)
2020	9.12	(0.02)	2.07	2.05	—	(2.84)	(2.84)
2019	19.91	(0.01)	(1.38)	(1.39)	—	(9.40)	(9.40)
2018	18.95	(0.08)	3.97	3.89	—	(2.93)	(2.93)
Retail Class Shares
2023†	$3.70	$(0.01)	$0.53	$0.52	$—	$(0.59)	$(0.59)
2022	5.42	(0.02)	(1.00)	(1.02)	—	(0.70)	(0.70)
2021	8.01	(0.03)	1.73	1.70	—	(4.29)	(4.29)
2020	8.89	(0.04)	2.00	1.96	—	(2.84)	(2.84)
2019	19.71	(0.04)	(1.38)	(1.42)	—	(9.40)	(9.40)
2018	18.83	(0.12)	3.93	3.81	—	(2.93)	(2.93)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$18.90	19.40	%‡	$24,290	1.00%	1.00%	(0.47)%	9%
15.83	(49.30)		20,731	0.95	0.95	(0.64)	89
35.40	33.14		39,489	0.91	0.91	(0.46)	36
28.43	40.78		29,296	0.93	0.93	(0.30)	53
22.61	2.18		24,786	0.95	0.95	—	58
25.45	22.68		24,197	0.95	0.95	0.16	35

$18.19	19.20	%‡	$11,528	1.25%	1.31%	(0.72)%	9%
15.26	(49.44)		14,274	1.23	1.23	(0.90)	89
34.36	32.73		49,259	1.20	1.20	(0.76)	36
27.73	40.38		34,798	1.23	1.23	(0.59)	53
22.17	1.91		29,521	1.23	1.23	(0.27)	58
25.08	22.34		31,457	1.23	1.23	(0.11)	35

$4.04	15.44	%‡	$19,044	1.00%	1.08%	(0.20)%	7%
4.05	(22.35)		19,682	1.00	1.01	(0.28)	21
5.86	34.93		30,901	0.95	0.95	(0.27)	16
8.33	28.14		33,324	0.86	0.86	(0.23)	75
9.12	2.63		80,209	0.86	0.86	(0.07)	28
19.91	22.69		232,068	0.92	0.92	(0.41)	21

$3.63	15.29	%‡	$7,777	1.25%	1.33%	(0.44)%	7%
3.70	(22.52)		7,053	1.25	1.26	(0.53)	21
5.42	34.66		10,372	1.24	1.24	(0.56)	16
8.01	27.74		9,606	1.13	1.13	(0.51)	75
8.89	2.34		12,236	1.13	1.13	(0.34)	28
19.71	22.37		29,275	1.15	1.15	(0.65)	21

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2023 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2023†	$9.63	$0.20	$0.09	$0.29	$(0.29)	$—	$(0.29)
2022	9.67	0.19	(0.02)	0.17	(0.21)	—	(0.21)
2021	9.65	0.19	0.02 (2)	0.21	(0.19)	—	(0.19)
2020	9.76	0.24	(0.12)	0.12	(0.23)	—	(0.23)
2019	9.78	0.29	(0.02)	0.27	(0.29)	—	(0.29)
2018	9.76	0.25	0.02	0.27	(0.25)	—	(0.25)
Retail Class Shares
2023†	$9.59	$0.18	$0.08	$0.26	$(0.27)	$—	$(0.27)
2022	9.63	0.16	(0.01)	0.15	(0.19)	—	(0.19)
2021	9.61	0.17	0.02 (2)	0.19	(0.17)	—	(0.17)
2020	9.72	0.23	(0.13)	0.10	(0.21)	—	(0.21)
2019	9.74	0.26	(0.01)	0.25	(0.27)	—	(0.27)
2018	9.73	0.21	0.02	0.23	(0.22)	—	(0.22)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2023†	$8.46	$(0.05)	$1.41	$1.36	$—	$—	$—
2022	19.46	(0.20)	(10.80)	(11.00)	—	—	—
2021	16.59	(0.24)	3.11	2.87	—	—	—
2020	12.59	(0.16)	5.56	5.40	(0.11)	(1.29)	(1.40)
2019	13.95	(0.10)	0.02	(0.08)	(0.11)	(1.17)	(1.28)
2018	12.37	(0.22)	1.95	1.73	(0.09)	(0.06)	(0.15)
Retail Class Shares
2023†	$8.32	$(0.06)	$1.39	$1.33	$—	$—	$—
2022	19.19	(0.25)	(10.62)	(10.87)	—	—	—
2021	16.41	(0.28)	3.06	2.78	—	—	—
2020	12.46	(0.21)	5.53	5.32	(0.08)	(1.29)	(1.37)
2019	13.81	(0.13)	0.03	(0.10)	(0.08)	(1.17)	(1.25)
2018	12.24	(0.24)	1.93	1.69	(0.06)	(0.06)	(0.12)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.63	3.00	%‡	$832,760	0.92%		0.92%	4.16%	207%
9.63	1.82		896,699	0.90		0.90	1.99	164
9.67	2.19		1,118,494	0.89		0.89	1.95	158
9.65	1.26		653,883	0.90		0.90	2.45	266
9.76	2.81		777,925	0.88		0.88	2.96	112
9.78	2.79		863,978	0.89		0.89	2.57	193

$9.58	2.78	%‡	$22,839	1.19%		1.19%	3.86%	207%
9.59	1.56		28,191	1.17		1.17	1.67	164
9.63	1.95		66,020	1.14		1.14	1.76	158
9.61	1.01		65,998	1.05		1.05	2.35	266
9.72	2.56		31,196	1.18		1.18	2.68	112
9.74	2.53		49,619	1.18		1.18	2.16	193

$9.82	16.08	%‡	$35,788	1.85%		1.88%	(1.17)%	6%
8.46	(56.53)		81,623	1.75		1.75	(1.40)	51
19.46	17.30		452,886	1.73		1.73	(1.29)	33
16.59	47.71		304,772	1.75		1.75	(1.12)	28
12.59	0.75		79,984	2.18	(3)	2.18	(0.83)	63
13.95	14.19	(4)	102,042	3.28	(5)	3.28	(1.67)	59

$9.65	15.99	%‡	$9,325	2.00%		2.15%	(1.30)%	6%
8.32	(56.64)		10,305	2.00		2.04	(1.67)	51
19.19	16.94		71,339	2.00		2.03	(1.52)	33
16.41	47.47		64,411	2.00		2.03	(1.41)	28
12.46	0.50		4,012	2.38	(3)	2.48	(1.04)	63
13.81	14.06	(4)	4,309	3.48	(5)	3.58	(1.86)	59

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)

Dividend expense and stock loan fee totaled 0.38% of average net assets for the period ended September 30, 2019. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively. As of April 1, 2019, dividend expense and stock loan fees on short positions were eliminated.

(4)	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
(5)

Dividend expense and stock loan fee totaled 1.48% of average net assets for the period ended September 30, 2018. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2023 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Strategic Income Fund
Institutional Class Shares
2023†	$8.71	$0.32	$(0.13)		$0.19	$(0.41)	$—	$(0.41)
2022	9.33	0.45	(0.55)		(0.10)	(0.52)	—	(0.52)
2021	8.60	0.45	0.70		1.15	(0.42)	—	(0.42)
2020	9.10	0.49	(0.51)		(0.02)	(0.48)	—	(0.48)
2019	9.42	0.41	(0.30)		0.11	(0.43)	—	(0.43)
2018	9.52	0.42	(0.10)		0.32	(0.42)	—	(0.42)
Retail Class Shares
2023†	$8.72	$0.31	$(0.13)		$0.18	$(0.40)	$—	$(0.40)
2022	9.33	0.44	(0.56)		(0.12)	(0.49)	—	(0.49)
2021	8.60	0.44	0.68		1.12	(0.39)	—	(0.39)
2020	9.09	0.47	(0.50)		(0.03)	(0.46)	—	(0.46)
2019	9.40	0.39	(0.30)		0.09	(0.40)	—	(0.40)
2018	9.50	0.41	(0.11)		0.30	(0.40)	—	(0.40)
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2023†	$8.44	$0.28	$0.05		$0.33	$(0.28)	$—	$(0.28)
2022	8.93	0.24	(0.50)		(0.26)	(0.23)	—	(0.23)
2021	9.02	0.22	(0.08	)(8)	0.14	(0.23)	—	(0.23)
2020	9.98	0.31	(0.97)		(0.66)	(0.30)**	— (9)	(0.30)
2019	10.14	0.36	(0.06)		0.30	(0.35)	(0.11)	(0.46)
2018	10.16	0.42	(0.03)		0.39	(0.34)	(0.07)	(0.41)
Retail Class Shares
2023†	$8.41	$0.25	$0.06		$0.31	$(0.27)	$—	$(0.27)
2022	8.91	0.21	(0.51)		(0.30)	(0.20)	—	(0.20)
2021	9.01	0.18	(0.07	)(8)	0.11	(0.21)	—	(0.21)
2020	9.98	0.28	(0.97)		(0.69)	(0.28)**	— (9)	(0.28)
2019(11)	10.14	0.29	(0.05)		0.24	(0.29)	(0.11)	(0.40)

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
**	Includes return of capital of $0.0002 per share.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)

The annualized dividend and interest expense totaled 0.02% of average net assets for the period ended March 31, 2023. Had these expenses not been included the ratios would have been 0.94% and 1.19%, respectively.

(3)

Dividend expense and Interest expense totaled 0.16% of average net assets for the year ended September 30, 2022. Had these expenses not been included the ratios would have been 0.94% and 1.11%, respectively.

(4)

Dividend expense and Interest expense totaled 0.26% of average net assets for the year ended September 30, 2021. Had these expenses not been included the ratios would have been 0.92% and 1.07%, respectively.

(5)

Dividend expense and Interest expense totaled 0.14% of average net assets for the year ended September 30, 2020. Had these expenses not been included the ratios would have been 0.91% and 1.08%, respectively.

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.49	2.29%‡	$223,868	0.96	%(2)	0.96%	7.44%	29%
8.71	(1.27)	168,885	1.10	(3)	1.10	4.93	72
9.33	13.59	195,997	1.18	(4)	1.18	4.94	89
8.60	(0.10)	177,850	1.05	(5)	1.05	5.58	109
9.10	1.17	281,043	1.12	(6)	1.12	4.41	39
9.42	3.46	348,726	1.17	(7)	1.17	4.44	55

$8.50	2.16%‡	$18,707	1.21	%(2)	1.21%	7.12%	29%
8.72	(1.41)	19,581	1.27	(3)	1.27	4.84	72
9.33	13.44	13,070	1.33	(4)	1.33	4.80	89
8.60	(0.36)	10,479	1.22	(5)	1.22	5.40	109
9.09	1.02	18,367	1.33	(6)	1.33	4.20	39
9.40	3.19	38,974	1.43	(7)	1.43	4.30	55

$8.49	3.91%‡	$33,449	0.85%		0.97%	6.45%	28%
8.44	(2.98)	34,945	0.85		0.96	2.70	27
8.93	1.61	44,527	0.85		0.94	2.44	45
9.02	(6.63)	333,855	0.85		0.87	3.31	85
9.98	3.15	191,548	0.90	(10)	0.93	3.64	87
10.14	3.79	48,130	1.00		1.00	4.12	84

$8.45	3.67%‡	$964	1.25%		1.30%	5.96%	28%
8.41	(3.34)	1,260	1.25		1.30	2.39	27
8.91	1.24	1,566	1.25		1.29	2.04	45
9.01	(6.96)	3,886	1.16		1.16	3.02	85
9.98	2.50	2,329	1.24		1.24	3.24	87

(6)

Dividend expense and stock loan fee totaled 0.22% of average net assets for the year ended September 30, 2019. Had these expenses not been included the ratios would have been 0.90% and 1.11%, respectively.

(7)

Dividend expense and stock loan fee totaled 0.26% of average net assets for the year ended September 30, 2018. Had these expenses not been included the ratios would have been 0.91% and 1.17%, respectively.

(8)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Amounts represent less than $.01 per share.
(10)

During the period, the Expense Limitation Agreement was amended on two separate occasions. The amendments were made effective March, 21, 2019 and July 1, 2019. whereby the Total Annual Fund Operation Expenses After Fee Waiver and for Expense Reimbursement would not exceed, on an annual basis 0.90% and 0.85%, respectively for the Institutional Class Shares.

(11)	Commenced operations on November 12, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2023 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2023, the Trust was comprised of six funds: the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund and Wedgewood Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the Wedgewood Fund and the RiverPark Floating Rate CMBS Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

Sales of Retail and Institutional Class Shares of the RiverPark Short Term High Yield Fund are closed to new investors except as noted below. Existing shareholder of the Fund and certain eligible investors may purchase additional shares of the Fund through existing or new accounts and may reinvest dividends and capital gains distributions.

Effective as of the close of business on October 12, 2022, existing shareholders include shareholders of record and clients of any financial adviser or planner who has client assets invested in the Fund. New shareholders may open Fund accounts and purchase shares directly from the Fund (i.e., not through a financial intermediary). Further, any trustee of RiverPark Funds Trust, or employee of RiverPark Advisors, LLC or Cohanzick Management, LLC, or an investor who is an immediate family member of any if these individuals may also open new accounts and purchase shares of the Fund. The Fund reserves the right, in its sole discretion, to determine the criteria for qualification as an eligible investor and to reject or accept any purchase order. Sales of shares of the fund may be further restricted or reopened in the future.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities Securities for which market quotations are not readily available are required to be fair valued under 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

“readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

For details of the investment classification, refer to the Schedules of Investments, Schedule of Securities Sold Short, Not Yet Purchased, lists of open forward currency contracts, lists of open option contracts and list of open swap contracts.

Securities Sold Short, Not Yet Purchased — As consistent with the RiverPark Long/Short Opportunity Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets.

As consistent with the RiverPark Strategic Income Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 15% of the value of its net assets. A short sale is the sale by a fund of a security, which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size on a standalone basis, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

The realized and unrealized gain (loss) from securities sold short, if any, are disclosed separately on the Statements of Operations.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations (See Note 3 for risk exposures on the RiverPark Strategic Income Fund).

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

For the period ended March 31, 2023, the average delta-adjusted monthly market value of equity options was as follows (000):

Written Options
RiverPark Strategic Income Fund	$(335)

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers or a pricing service and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. For the Long/Short Opportunity Fund, the net change in unrealized loss on swap contracts was $380 (000) for the period ended March 31, 2023. Periodic reset payments on the total return swap are inclusive of interest, commissions and dividends, which are recorded as part of the net realized gains and losses in the Statements of Operations. For the Long/Short Opportunity Fund, the net realized loss on swap contracts was $11,601 (000) for the period ended March 31, 2023. For the period ended March 31, 2023, (subject to equity risk exposure) the average notional value of equity swaps for the Long/Short Opportunity Fund was as follows (000):

RiverPark Long/Short Opportunity Fund
Average Monthly Notional Value Long	$11,695
Average Monthly Notional Value Short	$(13,797)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the period ended March 31, 2023, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of March 31, 2023 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$380	$—	$380	$(380)	$—	$—

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offsets in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$(1,064)	$—	$(1,064)	$380	$684	$—

†

Net exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2023, the RiverPark Strategic Income Fund and the RiverPark Short Term High Yield Fund held forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of March 31, 2023, the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund entered into one-month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, the unrealized appreciation and depreciation as of March 31, 2023, is presented as unrealized appreciation or depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) on forward foreign currency contracts are disclosed separately on the Statements of Operations.

For the period ended March 31, 2023, subject to currency risk exposure, the average balances of the forward contracts were as follows (000) (See Note 3 for risk exposures on the RiverPark Strategic Income Fund).

Average Monthly Notional Contracts:
RiverPark Short Term High Yield Fund	$34,586
RiverPark Strategic Income Fund	$12,815

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, Wedgewood Fund and RiverPark Long/Short Opportunity Fund, and declared and paid monthly for the RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any

Notes to Financial Statements March 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Funds maintain cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

3. Derivatives Transactions

At March 31, 2023, the Funds are invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

RiverPark Short Term High Yield Fund

	Derivative Assets		Derivative Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Foreign exchange contracts (Currency Risk)	Unrealized appreciation on forward foreign currency contracts	$202	Unrealized depreciation on forward foreign currency contracts	$(1,075)
Total Derivatives not accounted for as hedging instruments under GAAP		$202		$(1,075)

RiverPark Long/Short Opportunity Fund

	Derivative Asset		Derivative Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Total Return Swap (Equity Risk)	Net Assets — Unrealized appreciation on swap contracts	$380	Net Assets — Unrealized depreciation on swap contracts	$(1,064)
Total Derivatives not accounted for as hedging instruments under GAAP		$380		$(1,064)

Notes to Financial Statements March 31, 2023 (Unaudited)

3. Derivatives Transactions (continued)

RiverPark Strategic Income Fund

	Derivative Assets		Derivative Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Foreign exchange contracts (Currency Risk)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$(360)
Total Derivatives not accounted for as hedging instruments under GAAP		$—		$(360)

(1)	The Statements of Assets and Liabilities location for Purchased Options is “Investments in Securities”.

For the period ended March 31, 2023, the effect of derivative instruments on the Funds’ Statements of Operations were as follows:

The amount of realized gain (loss) on derivatives recognized in income (000):

RiverPark Short Term High Yield Fund	Forward Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$(149)	$—	$—	$(149)
Equity contracts (Equity Risk)	—	—	—	—
Total	$(149)	—	—	(149)

RiverPark Long/Short Opportunity Fund				Swaps
Equity contracts	$—	$—	$—	$(11,601)
Total	$—	$—	$—	(11,601)

RiverPark Strategic Income Fund	Forward Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$(134)	$—	$—	$(134)
Equity contracts (Equity Risk)	—	(3)	390	387
Total	$(134)	(3)	390	253

Notes to Financial Statements March 31, 2023 (Unaudited)

3. Derivatives Transactions (continued)

The amount of unrealized appreciation (depreciation) on derivatives recognized in income (000):

RiverPark Short Term High Yield Fund	Forward Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$(1,933)	$—	$—	$(1,933)
Equity contracts (Equity Risk)	—	—	—	—
Total	$(1,933)	$—	$—	$(1,933)

RiverPark Long/Short Opportunity Fund				Swaps
Equity contracts	$—	$—	$—	$9,019
Total	$—	$—	$—	9,019

RiverPark Strategic Income Fund	Forward Currency Contracts	Purchased Options	Written Options	Totals
Foreign exchange contracts (Currency Risk)	$(755)	$—	$—	$(755)
Equity contracts (Equity Risk)	—	(5)	48	43
Total	$(755)	$(5)	$48	$(712)

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2024 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Funds’ investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Strategic Income Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

Notes to Financial Statements March 31, 2023 (Unaudited)

4. Agreements (continued)

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the period ended March 31, 2023, the Adviser fee waiver analysis is as follows:

	Unexpired Fee Waivers at September 30, 2022	Fees Waived for the Period Ended March 31, 2023	Fees Recaptured for the Period Ended March 31, 2023	Fee Waivers Expired for the Period Ended March 31, 2023	Unexpired Fee Waivers at March 31, 2023
RiverPark Large Growth Fund	$—	$3,740	$—	$—	$3,740
Wedgewood Fund	5,315	11,172	—	—	16,487
RiverPark Long/Short Opportunity Fund	45,102	15,429	—	—	60,531
RiverPark Floating Rate CMBS Fund	179,115	21,362	—	—	200,477

As of March 31, 2023, the amounts of waivers/reimbursements subject to recapture are as follows:

	Expiring 2023	Expiring 2024	Expiring 2025	Expiring 2026	Total
RiverPark Large Growth Fund	$—	$—	$—	$3,740	$3,740
Wedgewood Fund	—	—	5,315	11,172	16,487
RiverPark Long/Short Opportunity Fund	6,986	23,350	14,766	15,429	60,531
RiverPark Floating Rate CMBS Fund	60,054	77,127	41,934	21,362	200,477

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	Cohanzick Management, LLC
RiverPark Strategic Income Fund	Cohanzick Management, LLC

Notes to Financial Statements March 31, 2023 (Unaudited)

4. Agreements (continued)

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc. (“Wedgewood”) and Cohanzick Management, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners. For its services as sub-adviser to the Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of Wedgewood Fund’s average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. As per the amended administration agreement dated May 13, 2019, the Funds in the Trust were charged fees using a tiered fee structure on their total average net assets.

For the period ended March 31, 2023, the Funds incurred the following fees for these services in the table below:

Fund	Administration Fees
RiverPark Large Growth Fund	$10,197
Wedgewood Fund	7,740
RiverPark Short Term High Yield Fund	262,770
RiverPark Long/Short Opportunity Fund	17,671
RiverPark Strategic Income Fund	64,872
RiverPark Floating Rate CMBS Fund	10,607

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. As of March 31, 2023, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% of the average daily net assets of the Retail Class Shares and 0.15% of the average daily net assets of the Institutional Class Shares, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

For the Retail Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.40% of the average daily net assets until changed by the Board of Trustees.

Notes to Financial Statements March 31, 2023 (Unaudited)

4. Agreements (continued)

For the Institutional Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.15% of the average daily net assets until changed by the Board of Trustees.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the period ended March 31, 2023, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$2,961	$8,322
Wedgewood Fund	1,797	6,645
RiverPark Short Term High Yield Fund	740,175	708,168
RiverPark Long/Short Opportunity Fund	3,634	60,603
RiverPark Strategic Income Fund	71,962	59,909
RiverPark Floating Rate CMBS Fund	9,857	9,978

Notes to Financial Statements March 31, 2023 (Unaudited)

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years ended September 30, 2022 and 2021 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2022	$2,479	$7,771	$—	$10,250
2021	—	4,915	—	4,915
Wedgewood Fund
2022	47	4,890	—	4,937
2021	1,036	20,529	—	21,565
RiverPark Short Term High Yield Fund
2022	22,346	—	—	22,346
2021	18,153	—	—	18,153
RiverPark Long/Short Opportunity Fund
2022	—	—	—	—
2021	—	—	—	—
RiverPark Strategic Income Fund
2022	11,541	—	—	11,541
2021	9,141	—	—	9,141
RiverPark Floating Rate CMBS Fund
2022	991	—	—	991
2021	2,107	—	—	2,107

As of September 30, 2022, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Late Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$—	$—	$(2,210)	$3,539	$2	$(305)	$1,026
Wedgewood Fund	47	3,574	—	—	3,860	(2)	—	7,479
RiverPark Short Term High Yield Fund	9,610	—	(29,923)	(472)	(12,440)	(169)	—	(33,394)
RiverPark Long/Short Opportunity Fund	—	—	(58,342)	—	(20,155)	(1,102)	—	(79,599)
RiverPark Strategic Income Fund	3,121	—	(63,832)	(4,158)	(17,414)	(2)	—	(82,285)
RiverPark Floating Rate CMBS Fund	3	—	(25,718)	(70)	(3,017)	(1)	—	(28,803)

Notes to Financial Statements March 31, 2023 (Unaudited)

6. Federal Tax Information (continued)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through September 30, 2022 and specified losses realized on investment transactions from November 1, 2021 through September 30, 2022.

The RiverPark Large Growth Fund, RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and RiverPark Floating Rate CMBS Fund had Post-October losses of $2,210,083, $471,856, $4,157,652 and $70,408, respectively. The Funds elect to treat each as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of September 30, 2022, the Funds had capital loss carryforwards as follows (000):

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
RiverPark Short Term High Yield Fund	$14,982	$14,941	$29,923
RiverPark Long/Short Opportunity Fund	58,342	—	58,342
RiverPark Strategic Income Fund	7,394	56,438	63,832
RiverPark Floating Rate CMBS Fund	15,619	10,099	25,718

During the year ended September 30, 2022, the Funds did not utilize capital loss carryforwards to offset capital gains.

For federal income tax purposes, the cost of investments owned at March 31, 2023 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, foreign currency and derivatives held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$23,684	$12,008	$(1,084)	$10,924
Wedgewood Fund	18,596	8,511	(1,474)	7,037
RiverPark Short Term High Yield Fund	840,038	1,473	(6,004)	(4,531)
RiverPark Long/Short Opportunity Fund	28,857	13,872	(2,503)	11,369
RiverPark Strategic Income Fund	238,726	2,077	(17,876)	(15,799)
RiverPark Floating Rate CMBS Fund	35,442	2	(1,599)	(1,597)

7. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding

Notes to Financial Statements March 31, 2023 (Unaudited)

7. Risks (continued)

issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

Notes to Financial Statements March 31, 2023 (Unaudited)

7. Risks (continued)

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically resets swap agreements on a rolling 13-month basis.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle.

The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The Wedgewood Fund and RiverPark Floating Rate CMBS Fund are non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short and Wedgewood. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

The RiverPark Floating Rate CMBS Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

Notes to Financial Statements March 31, 2023 (Unaudited)

7. Risks (continued)

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Advisor may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Funds and their investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Funds’ investments.

CLOs (collateralized loan obligations) and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

Notes to Financial Statements March 31, 2023 (Unaudited)

7. Risks (continued)

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Funds may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

A more complete description of risks is included in each Fund’s prospectus and statement of additional information.

8. Other

As of March 31, 2023, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	87%
Retail Class Shares	74%
Wedgewood Fund
Institutional Class Shares	53%
Retail Class Shares	55%
RiverPark Short Term High Yield Fund
Institutional Class Shares	67%
Retail Class Shares	83%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	66%
Retail Class Shares	73%
RiverPark Strategic Income Fund
Institutional Class Shares	80%
Retail Class Shares	85%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	69%
Retail Class Shares	87%

Notes to Financial Statements March 31, 2023 (Unaudited)

8. Other (continued)

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

9. New Accounting Pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis.

For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

10. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Effective post the close of business May 12, 2023, the RiverPark Strategic Income Fund was no longer available for sale by the RiverPark Funds Trust.

On May 10, 2023, the shareholders of the RiverPark Strategic Income Fund (the “Fund”), a series of the RiverPark Funds Trust, approved an Agreement and Plan of Reorganization (“Reorganization”) providing for the transfer of all of the assets of the Fund to, and the assumption of all liabilities of the Fund by, the RiverPark Strategic Income Fund (the “New Fund”), a series of Trust for Professional Managers, in exchange for shares of the New Fund, which would be distributed by the Fund to its shareholders pro rata, based on the aggregate net asset value of the holders’ respective Fund shares, in complete liquidation of the Fund.

The Reorganization has since been completed and shareholders of the Fund have received shares of the New Fund equal in aggregate net asset value to the shares of the Fund held by the shareholders prior to the Reorganization. The effect of the Reorganization is that Fund shareholders became shareholders of the New Fund. The adviser of the New Fund is CrossingBridge Advisors, LLC, an affiliate of Cohanzick Management, LLC, which served as the Fund’s investment subadviser prior to the Reorganization. The Reorganization is expected to qualify as a tax-free transaction for federal income tax purposes.

Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Large Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,194.00	1.00%	$5.47
Hypothetical 5% Return	1,000.00	1,019.95	1.00	5.04

RiverPark Large Growth Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,192.00	1.25	6.83
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29

Wedgewood Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,154.40	1.00%	$5.37
Hypothetical 5% Return	1,000.00	1,019.95	1.00	5.04

Wedgewood Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,152.90	1.25	6.71
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Short Term High Yield Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,030.00	0.92%	$4.66
Hypothetical 5% Return	1,000.00	1,020.34	0.92	4.63

RiverPark Short Term High Yield Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,027.80	1.19	6.02
Hypothetical 5% Return	1,000.00	1,019.00	1.19	5.99

RiverPark Long/Short Opportunity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,160.80	1.85%	$9.97
Hypothetical 5% Return	1,000.00	1,015.71	1.85	9.30

RiverPark Long/Short Opportunity Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,159.90	2.00	10.77
Hypothetical 5% Return	1,000.00	1,014.96	2.00	10.05

RiverPark Strategic Income Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,022.90	0.96%†	$4.84
Hypothetical 5% Return	1,000.00	1,020.14	0.96	4.84

RiverPark Strategic Income Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,021.60	1.21 †	6.10
Hypothetical 5% Return	1,000.00	1,018.90	1.21	6.09

RiverPark Floating Rate CMBS Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,039.10	0.85%	$4.32
Hypothetical 5% Return	1,000.00	1,020.69	0.85	4.28

RiverPark Floating Rate CMBS Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,036.70	1.25	6.35
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 182/365 (to reflect the one-half year period).
†

The annualized expense ratios include dividend expense and interest expense incurred during the six-month period. Annualized dividend expense and interest expense of average net assets totaled 0.02%. Had these expenses not been included the ratios would have been 0.94% and 1.19%, respectively.

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INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, New York 10282

TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

1271 Avenue if the Americas

New York, New York 10020

This information must be preceded or accompanied by a
current prospectus for the Trust.

RPF-SA-001-1300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
President
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
President

Date: June 8, 2023

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Chief Financial Officer and Treasurer

Date: June 8, 2023

* Print the name and title of each signing officer under his or her signature.